Cash and cash equivalents (Details 4) $ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
		Dec. 17, 2018 CLP ($)	Dec. 17, 2018 USD ($)	Sep. 20, 2018 CLP ($)	Sep. 20, 2018 USD ($)	Dec. 31, 2018 CLP ($)		Dec. 31, 2017 CLP ($)		Dec. 31, 2016 CLP ($)
Disclosure of Cash and Cash Equivalents [Line Items]
Other cahs payment to acquire interests in joint ventures	[1]					$ 59,505,559		$ 49,312,890		$ 27,043,481
Cahs flow used for control of subsidiaries or other business		$ 27,659,891	$ 40,294,696	$ 1,044,688	$ 1,530,029	49,222,782	[2]	7,800,000	[2]	19,111,686	[2]
Cash flow used in the purchase of non-controling interests	[3]					0		1,149,689		2,174,370
Payment for changes in ownership interests in subidiaries	[4]					5,819,495		0		641,489
Total						$ 114,547,836		$ 58,262,579		$ 48,971,026

[1]	Corresponds to payments of commited capital made between 2016 to 2018 in Central Cervecera de Colombia S.A.S. and the acquisition in 2017 of 50% of Zona Franca Central Cervecera S.A.S. (see Note 16 – Investments accounted using equity method). Additionally, in 2016, includes the amount paid in proportion to the creation of the company Promarca Internacional SpA. (See Note 1 – General information, letter E)).
[2]	In 2018, through its subsidiary CCU Inversiones S.A. correspond to the acquisition of 15.79% of VSPT (see Note 1 – General information, letter D)). In 2017, corresponds to the acquisition of 2.5% of interet in VSPT, through its subsidiary CCU Inversiones S.A. (see Note 1 – General information, letter D)). In 2016, corresponds to the acquisition of an additional interest in Manantial S.A., through its subsidiaries Aguas CCU-Nestlé Chile S.A. and Embotelladoras Chilenas Unidas S.A. (see Note 1 – General information, letter D)).
[3]	In 2017, mainly corresponds to the payment of 40% of the acquisitions of Americas Distilling Investment LLC. In 2016, corresponds to capital contributions in Bebidas Bolivianas BBO S.A.
[4]	Corresponds to the payment to obtain control of Bebidas Bolivianas BBO S.A. and Cervecera Guayacán SpA. (See Note 15 – Business combinations, letter a) and b)). Additionally in 2016 includes the payment for ownership on Sajonia Brewing Company S.R.L. of Paraguay (see Note 15 – Business combinations, letter c)).